[EATON VANCE
   LOGO]


Semiannual Report April 30, 2002

                                EATON VANCE
                                   HIGH
                                  INCOME
                                   FUND

EATON VANCE HIGH INCOME FUND as of April 30, 2002

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- Amid a recession, rising default rates and the after-effects of September 11, the high-yield market stabilized somewhat during the six months ended April 30, 2002. Demand for bonds increased in response to signs of an economic recovery and more attractive deals being brought to market.

- Credit spreads -- the yield differential between high-yield bonds and Treasuries -- narrowed appreciably during the period. Spreads for BB-rated bonds fell to about 385 basis points (3.85%) at April 30, while spreads for B-rated bonds narrowed to 625 basis points (6.25%), down from their peak of roughly 800 basis points (8.0%) in the fall of 2001.

- High-yield bond issuance has increased sharply in recent months, due, in part, to rising investor confidence. In 2001, issuance ground to a halt amid the recession and the dampening effect on the market of the telecom sector collapse.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS
- During the six months ended April 30, 2002, the Fund's Class B shares had a total return of 3.80%. This return resulted from a decrease in net asset value (NAV) to $4.79 per share on April 30, 2002 from $4.86 on October 31, 2001 and the reinvestment of $0.253 in dividends.(1)

- The Fund's Class C shares had a total return of 3.75% during the period, the result of a decrease in NAV to $ 6.32 per share on April 30, 2002 from $6.41 per share on October 31, 2001 and the reinvestment of $0.332 in dividends.(1)

- Based on the Fund's most recent distributions and NAVs on April 30, 2002 of $4.79 per share for Class B and $6.32 for Class C, the Class B and Class C distribution rates were 9.67% and 9.67%, respectively.2 The SEC 30-day yields for Class B and C shares at April 30, 2002 were 9.29% and 9.29%.(3)

   RECENT PORTFOLIO DEVELOPMENTS

- While remaining primarily oriented toward B-rated bonds, the Portfolio benefited from a marginal increase in BB-rated bonds and by the rebound from the market bottom reached after September 11. The Portfolio increased its investments in the health care, casino and energy sectors, while paring its exposure to wireless telecom, which have suffered from overcapacity and slower growth rates.

- Broadcasting and cable, at 10.3%, remained the Portfolio's largest sector weighting at April 30, 2002. Charter Communications, the nation's fourth largest cable provider, generated 23% revenue growth in the first quarter of 2002, on the strength of newly-added services and strong subscriber growth. Meanwhile, television and radio broadcasters have benefited from rising advertising expenditures during a year featuring the Olympics and a national election.

- In the casino sector, MGM Mirage, Inc. and Hollywood Casino Corp. were among the Portfolio's largest investments. Despite the recession, Hollywood generated record cash flow growth in 2001, up 33% from the previous year. Hollywood's "drive-to" locations benefited in the difficult economy, unlike casino operators whose destination-resorts suffered from travellers' post-September 11 concerns.

- In the energy area, Chesapeake Energy Corp. has generated sharply higher operating cash flows in a period of volatile energy prices. One of the nation's 10 largest natural gas producers, Chesapeake's efficiency gains have enabled the company to boost production, increase natural gas reserves and maintain an advantage over other independent producers.

- In the restaurant sector, AFC Enterprises, Inc. operates and franchises 3,618 restaurants, bakeries and cafes under the Popeyes Chicken, Church's Chicken, Cinnabon, Seattle's Best Coffee and Torrefazione Italia marquees. The Company enjoyed a 48% earnings increase in the first quarter of 2002.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
INVESTED.


FUND INFORMATION
as of April 30, 2002

PERFORMANCE(4)           CLASS B        CLASS C
-------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                   -2.91%        -3.06%
Five Years                  1.69          1.61
Ten Years                   5.77          N.A.
Life of Fund(+)             6.63          4.31

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
----------------------------------------------------------------------------
One Year                   -7.25          -3.93%
Five Years                  1.44           1.61
Ten Years                   5.77           N.A.
Life of Fund(+)             6.63           4.31

(+) Inception dates: Class B: 8/19/86; Class C: 6/8/94

TEN LARGEST HOLDINGS(5) BY TOTAL NET ASSETS
-------------------------------------------------
AES Corp.                                 2.3%
Allied Waste                              2.2
CSC Holdings, Inc                         1.9
Chesapeake Energy Corp.                   1.8
Crown Castle International Corp.          1.6
MGM Mirage, Inc.                          1.6
AFC Enterprises, Inc.                     1.5
Hollywood Casino Corp.                    1.4
Dresser, Inc.                             1.2
Sun International Hotels                  1.1

(1) Return does not reflect applicable contingent deferred sales charge (CDSC).
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC returns reflect applicable CDSC based on following schedule: 5% - 1st year;
    5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class 1-year SEC return reflects 1% CDSC.
(5) Ten largest holdings represent 16.6% of the Portfolio's investments, determined by dividing the total market value of the holdings by the Portfolio's total net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------------
Investment in High Income Portfolio, at
   value (identified cost, $980,432,873)      $  910,371,642
Receivable for Fund shares sold                    2,136,409
------------------------------------------------------------
TOTAL ASSETS                                  $  912,508,051
------------------------------------------------------------
Liabilities
------------------------------------------------------------
Dividends payable                             $    3,143,149
Payable for Fund shares redeemed                   2,508,784
Payable to affiliate for distribution and
   service fees                                      177,134
Payable to affiliate for Trustees' fees                  154
Accrued expenses                                     254,664
------------------------------------------------------------
TOTAL LIABILITIES                             $    6,083,885
------------------------------------------------------------
NET ASSETS                                    $  906,424,166
------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------
Paid-in capital                               $1,349,356,190
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                             (363,523,796)
Accumulated net investment loss                   (9,346,997)
Net unrealized depreciation from Portfolio
   (computed on the basis of
   identified cost)                              (70,061,231)
------------------------------------------------------------
TOTAL                                         $  906,424,166
------------------------------------------------------------
Class B Shares
------------------------------------------------------------
NET ASSETS                                    $  661,468,938
SHARES OUTSTANDING                               138,068,620
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)        $         4.79
------------------------------------------------------------

Class C Shares
------------------------------------------------------------
NET ASSETS                                    $  244,955,228
SHARES OUTSTANDING                                38,729,032
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)        $         6.32
------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
-----------------------------------------------------------
Interest allocated from Portfolio              $ 46,466,242
Dividends allocated from Portfolio                2,160,332
Miscellaneous income allocated from
   Portfolio                                        516,508
Expenses allocated from Portfolio                (2,825,639)
-----------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO           $ 46,317,443
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Trustees' fees and expenses                    $      2,082
Distribution and service fees
   Class B                                        3,281,194
   Class C                                        1,140,371
Transfer and dividend disbursing agent fees         480,938
Printing and postage                                 83,683
Registration fees                                    66,368
Legal and accounting services                        17,625
Custodian fee                                        11,011
Miscellaneous                                        18,549
-----------------------------------------------------------
TOTAL EXPENSES                                 $  5,101,821
-----------------------------------------------------------

NET INVESTMENT INCOME                          $ 41,215,622
-----------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                   $(64,384,721)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                         (22,505)
-----------------------------------------------------------
NET REALIZED LOSS                              $(64,407,226)
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)         $ 55,990,175
   Foreign currency and forward foreign
      currency exchange contracts                   (44,285)
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                              $ 55,945,890
-----------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS               $ (8,461,336)
-----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $ 32,754,286
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                              SIX MONTHS ENDED
INCREASE (DECREASE)           APRIL 30, 2002     YEAR ENDED
IN NET ASSETS                 (UNAUDITED)        OCTOBER 31, 2001
-----------------------------------------------------------------
From operations --
   Net investment income        $ 41,215,622       $ 99,358,405
   Net realized loss             (64,407,226)      (239,120,009)
   Net change in unrealized
appreciation (depreciation)       55,945,890         34,759,174
-----------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS              $ 32,754,286       $(105,002,430)
-----------------------------------------------------------------
Distributions to
   shareholders* --
   From net investment
      income
      Class B                   $(33,753,407)      $(84,562,824)
      Class C                    (11,687,365)       (25,224,982)
   Tax Return of capital
      Class B                             --         (5,733,595)
      Class C                             --         (1,810,609)
-----------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                 $(45,440,772)      $(117,332,010)
Transactions in shares of
   beneficial interest --
   Proceeds from sale of
      shares
      Class B                   $ 87,794,252       $242,483,458
      Class C                     88,462,029        145,687,501
   Net asset value of shares
      issued to shareholders
      in payment of
     distributions declared
      Class B                     10,139,786         26,792,134
      Class C                      5,014,182         11,705,747
   Cost of shares redeemed
      Class B                    (75,964,210)      (172,076,046)
      Class C                    (47,785,592)       (93,174,129)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE
   TRANSACTIONS                 $ 67,660,447       $161,418,665
-----------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                   $ 54,973,961       $(60,915,775)
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of period          $851,450,205       $912,365,980
-----------------------------------------------------------------
AT END OF PERIOD                $906,424,166       $851,450,205
-----------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------
AT END OF PERIOD                $ (9,346,997)      $ (3,654,915)
-----------------------------------------------------------------

* Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS B
                                        ----------------------------------------------------------------------
                                        SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,      YEAR ENDED MARCH 31,
                                        APRIL 30, 2002      -----------------------    -----------------------
                                        (UNAUDITED)(1)         2001     2000(2)(3)       2000(2)      1999
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $  4.860         $  6.180    $  7.270       $  7.510    $  8.030
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.225         $  0.601    $  0.418       $  0.702    $  0.685
Net realized and unrealized gain
   (loss)                                     (0.047)          (1.206)     (1.090)        (0.242)     (0.543)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                               $  0.178         $ (0.605)   $ (0.672)      $  0.460    $  0.142
--------------------------------------------------------------------------------------------------------------

Less distributions*
--------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.248)        $ (0.670)   $ (0.418)      $ (0.700)   $ (0.662)
From tax return of capital                        --           (0.045)         --             --          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.248)        $ (0.715)   $ (0.418)      $ (0.700)   $ (0.662)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  4.790         $  4.860    $  6.180       $  7.270    $  7.510
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                 3.80%          (10.39)%     (9.70)%         6.36%       2.08%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $661,469         $648,544    $721,339       $758,686    $689,140
Ratios (As a percentage of average
   daily net assets):
   Expenses(5)                                  1.79%(6)         1.83%       1.78%(6)       1.74%       1.75%
   Net investment income                        9.33%(6)        10.91%      10.37%(6)       9.49%       9.13%
Portfolio Turnover of the
   Portfolio                                      50%              83%         41%           113%        150%
--------------------------------------------------------------------------------------------------------------

                                            CLASS B
                                    -----------------------
                                     YEAR ENDED MARCH 31,
                                    -----------------------
                                       1998        1997
----------------------------------
Net asset value -- Beginning of
   period                            $  7.220    $  7.100
----------------------------------
Income (loss) from operations
----------------------------------
Net investment income                $  0.658    $  0.652
Net realized and unrealized gain
   (loss)                               0.774       0.120
----------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $  1.432    $  0.772
----------------------------------
Less distributions*
----------------------------------
From net investment income           $ (0.622)   $ (0.652)
From tax return of capital                 --          --
----------------------------------
TOTAL DISTRIBUTIONS                  $ (0.622)   $ (0.652)
----------------------------------
NET ASSET VALUE -- END OF PERIOD     $  8.030    $  7.220
----------------------------------
TOTAL RETURN(4)                         20.59%      11.37%
----------------------------------
Ratios/Supplemental Data
----------------------------------
Net assets, end of period (000's
   omitted)                          $693,818    $598,273
Ratios (As a percentage of average
   daily net assets):
   Expenses(5)                           1.73%       1.77%
   Net investment income                 8.58%       8.97%
Portfolio Turnover of the
   Portfolio                              137%         78%
----------------------------------

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.007, decrease net realized and unrealized losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 9.54% to 9.33%.
         Per share data and ratios for the periods prior to November
         1, 2001 have not been restated to reflect this change in presentation.
(2) Net investment income per share was computed using average shares outstanding.
(3)      For the seven-month period ended October 31, 2000.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolio's allocated expenses.
(6)      Annualized.
* Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                 CLASS C
                                        ------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,                YEAR ENDED MARCH 31,
                                        APRIL 30, 2002      ---------------------------------    ---------------------------------
                                        (UNAUDITED)(1)            2001          2000(2)(3)           2000(2)            1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $  6.410            $  8.130         $  9.560            $  9.880         $10.560
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.296            $  0.796         $  0.551            $  0.915         $ 0.901
Net realized and unrealized loss              (0.059)             (1.590)          (1.435)             (0.321)         (0.715)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                               $  0.237            $ (0.794)        $ (0.884)           $  0.594         $ 0.186
----------------------------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.327)           $ (0.864)        $ (0.546)           $ (0.914)        $(0.866)
From tax return of capital                        --              (0.062)              --                  --              --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.327)           $ (0.926)        $ (0.546)           $ (0.914)        $(0.866)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  6.320            $  6.410         $  8.130            $  9.560         $ 9.880
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                 3.81%             (10.31)%          (9.70)%              6.26%           2.08%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $244,955            $202,906         $191,027            $136,851         $61,660
Ratios (As a percentage of average
   daily net assets):
   Expenses(5)                                  1.79%(6)            1.82%            1.82%(6)            1.78%           1.79%
   Net investment income                        9.29%(6)           10.85%           10.40%(6)            9.42%           9.18%
Portfolio Turnover of the
   Portfolio                                      50%                 83%              41%                113%            150%
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.007, decrease net realized and unrealized losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 9.50% to 9.29%.
         Per share data and ratios for the periods prior to November
         1, 2001 have not been restated to reflect this change in presentation.
(2) Net investment income per share was computed using average shares outstanding.
(3)      For the seven-month period ended October 31, 2000.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolio's allocated expenses.
(6)      Annualized.
* Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers two classes of shares. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (72.4% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. Effective November 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to November 1, 2001, the Portfolio amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $1,466,932 decrease in undistributed net investment income and a corresponding $1,466,932 decrease in unrealized depreciation.

   The effect of this change for the six months ended April 30, 2002 was a decrease in net investment income of $938,153, a decrease of net realized loss of $873,523 and a decrease in net unrealized depreciation of $64,630.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $295,208,504, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 $(235,765,703), October 31, 2008 ($30,521,427), October 31, 2007
   ($3,342,613), October 31, 2005 ($7,020,394), October 31, 2004 ($5,868,015),
   and October 31, 2003 ($12,690,352) respectively.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                SIX MONTHS ENDED
                                APRIL 30, 2002      YEAR ENDED
    CLASS B                     (UNAUDITED)         OCTOBER 31, 2001
    ----------------------------------------------------------------
    Sales                           18,060,038          43,614,445
    Issued to shareholders
     electing to receive
     payments of
     distributions in Fund
     shares                          2,084,208           4,895,192
    Redemptions                    (15,638,014)        (31,708,145)
    ----------------------------------------------------------------
    NET INCREASE                     4,506,232          16,801,492
    ----------------------------------------------------------------

                                SIX MONTHS ENDED
                                APRIL 30, 2002      YEAR ENDED
    CLASS C                     (UNAUDITED)         OCTOBER 31, 2001
    ----------------------------------------------------------------
    Sales                           13,723,508          19,535,678
    Issued to shareholders
     electing to receive
     payments of
     distributions in Fund
     shares                            782,735           1,640,148
    Redemptions                     (7,430,016)        (13,008,004)
    ----------------------------------------------------------------
    NET INCREASE                     7,076,227           8,167,822
    ----------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (the Class B
   Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,460,896 and $855,278 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2002 representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $31,449,000 and $26,924,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B and Class C shares for each fiscal year. Service fee payments will be made for

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2002 amounted to $820,298 and $285,093 for Class B and Class C, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $1,095,000 and $119,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002, aggregated $175,919,561 and $159,009,782, respectively.

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Fund changed its fiscal year-end to October 31.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR FLOATING-RATE INTERESTS -- 0.9%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Manufacturing -- 0.7%
--------------------------------------------------------------------------------
Mascotech Corp., Term C                             4,158,708     $    3,988,895
Steel Dynamics Term B                               3,900,000          3,943,875
--------------------------------------------------------------------------------
                                                                  $    7,932,770
--------------------------------------------------------------------------------
Printing and Business Products -- 0.2%
--------------------------------------------------------------------------------
Merrill Corp., Term A                               2,387,807     $    2,149,026
Merrill Corp., Term B                                 612,193            550,974
--------------------------------------------------------------------------------
                                                                  $    2,700,000
--------------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $10,349,856)                                  $   10,632,770
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 86.6%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.9%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.,
8.50%, 5/15/11                                     $      835     $      889,275
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                       12,905         13,227,625
Transdigm, Inc., 10.375%, 12/1/08                       9,490          9,584,900
--------------------------------------------------------------------------------
                                                                  $   23,701,800
--------------------------------------------------------------------------------
Airlines -- 2.5%
--------------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06(1)               $    7,808     $    7,928,540
Continental Airlines, 7.033%, 6/15/11                   5,855          5,477,659
Continental Airlines, 7.08%, 11/1/04                      849            805,389
Continental Airlines, 7.434%, 9/15/04                   3,070          2,800,224
Northwest Airlines, Inc.,
8.875%, 6/1/06                                          9,675          9,215,437
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                         4,810          4,701,775
--------------------------------------------------------------------------------
                                                                  $   30,929,024
--------------------------------------------------------------------------------
Apparel -- 1.1%
--------------------------------------------------------------------------------
Russell Corp., Sr. Notes,
9.25%, 5/1/10(1)                                   $    2,217     $    2,294,595
Tropical Sportswear International,
11.00%, 6/15/08                                           665            678,300
William Carter, Series B,
10.875%, 8/15/11                                        9,970         10,742,675
--------------------------------------------------------------------------------
                                                                  $   13,715,570
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Appliances -- 0.1%
--------------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                                    $      680     $      720,800
--------------------------------------------------------------------------------
                                                                  $      720,800
--------------------------------------------------------------------------------
Auto and Parts -- 1.4%
--------------------------------------------------------------------------------
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08(1)                          $    2,855     $    3,040,575
CSK Auto, Inc., Sr. Notes,
12.00%, 6/15/06                                         7,100          7,632,500
Delco Remy International, Inc.,
11.00%, 5/1/09                                          2,935          2,751,562
United Auto Group, Inc., Sr. Sub. Notes,
9.625%, 3/15/12                                         3,505          3,671,487
--------------------------------------------------------------------------------
                                                                  $   17,096,124
--------------------------------------------------------------------------------
Broadcasting and Cable -- 8.7%
--------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $    9,280     $    9,546,800
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/02                                3,270          3,000,225
Belo Corp., Sr. Notes, 8.00%, 11/1/08                   5,830          6,046,876
Charter Communication Holdings, Sr.
Disc. Notes, 0.00%, 1/15/12                             1,750            953,750
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until
2006) 1/15/11                                          13,185          8,306,550
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                  6,670          6,603,300
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                                 4,800          4,752,000
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                                    2,535          2,642,737
CSC Holdings, Inc., Sr. Notes, Series B,
7.625%, 4/1/11                                          9,000          8,443,980
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                           415            425,375
Echostar Broadband Corp., Sr. Notes,
9.125%, 1/15/09                                         2,990          3,094,650
Echostar Broadband Corp., Sr. Notes,
10.375%, 10/1/07                                          430            463,325
Emmis Communications Corp., 12.50%, (0%
until 2006) 3/15/11                                    18,510         13,998,187
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                  2,140          1,947,400
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                    525            486,937
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                 5,340          5,126,400

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                    $    9,735     $    6,254,737
Mediacom Broadband LLC, 11.00%, 7/15/13                 3,060          3,281,850
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                          4,281          4,323,810
Muzak Holdings LLC, 9.875%, 3/15/09                     2,945          2,492,206
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                        6,563          3,585,039
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                          420            249,900
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                            275            163,625
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                          3,535          2,209,375
Pegasus Satellite, 12.375%, 8/1/06                      6,615          3,935,925
Pegasus Satellite, Sr. Disc. Notes,
13.50%, (0% until 2004) 3/1/07                         11,445          4,635,225
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                  1,200          1,251,000
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                         1,950          1,072,500
--------------------------------------------------------------------------------
                                                                  $  109,293,684
--------------------------------------------------------------------------------
Building Materials -- 0.9%
--------------------------------------------------------------------------------
Associated Materials, Inc., Sr. Sub.
Notes, 9.75%, 4/15/12(1)                           $    2,285     $    2,367,831
Collins & Aikman Floorcove, Sr. Sub.
Notes, 9.75%, 2/15/10                                   2,790          2,936,475
Louisiana Pacific Corp., Sr. Notes,
8.50%, 8/15/05                                          1,480          1,550,865
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                       4,365          4,736,025
--------------------------------------------------------------------------------
                                                                  $   11,591,196
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.7%
--------------------------------------------------------------------------------
Airgas, Inc., 9.125%, 10/1/11                      $    4,485     $    4,810,162
Coinmach Corp., Sr. Notes,
9.00%, 2/1/10                                           6,085          6,267,550
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                               6,250          6,468,750
Port Arthur Finance Corp.,
12.50%, 1/15/09                                         6,930          7,830,900
Service Corp. International,
6.00%, 12/15/05                                         1,200          1,084,500
Stewart Enterprises, 10.75%, 7/1/08                     5,190          5,741,437
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
--------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09(1)                            $    1,525     $    1,559,312
--------------------------------------------------------------------------------
                                                                  $   33,762,611
--------------------------------------------------------------------------------
Chemicals -- 3.9%
--------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $    4,772     $    5,034,460
Ferro Corp., Sr. Notes, 9.125%, 1/1/09                  2,535          2,686,334
Hercules, Inc., 11.125%, 11/15/07                       5,940          6,645,375
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)(2)                                     1,000            305,000
Lyondell Chemical Co., 9.50%, 12/15/08                  8,375          8,249,375
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                           630            596,925
MacDermid, Inc., 9.125%, 7/15/11                        2,485          2,646,525
Noveon, Inc., 11.00%, 2/28/11                             760            820,800
Olin Corp., Sr. Notes, 9.125%, 12/15/11                 7,810          8,355,466
PCI Chemicals Canada, Inc.,
10.00%, 12/31/08                                        1,168            825,118
Pioneer Companies, Inc.,
1.00%, 12/31/06                                           389            263,357
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                        3,030          3,439,050
Solutia, Inc., 6.50%, 10/15/02                          1,675          1,584,615
Solutia, Inc., 6.72%, 10/15/37                          3,275          2,804,238
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                  3,880          3,433,800
Vantico Group, 12.00%, 8/1/10             EUR           1,290            885,452
--------------------------------------------------------------------------------
                                                                  $   48,575,890
--------------------------------------------------------------------------------
Consumer Products -- 1.5%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $    4,480     $    3,651,200
Fedders North America, 9.375%, 8/15/07                  4,355          3,102,937
Fedders North America, Series B,
9.375%, 8/15/07                                           390            277,875
Hockey Co., 11.25%, 4/15/09                             6,215          6,370,375
Pennzoil-Quaker State, Sr. Notes,
10.00%, 11/1/08                                         2,110          2,476,612
Weight Watcher International, Inc.,
13.00%, 10/1/09                                         2,095          2,453,769
--------------------------------------------------------------------------------
                                                                  $   18,332,768
--------------------------------------------------------------------------------
Containers and Packaging -- 0.5%
--------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625%, 2/15/12           $    1,755     $    1,847,137

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Containers and Packaging (continued)
--------------------------------------------------------------------------------
Riverwood International Corp.,
10.875%, 4/1/08                                    $    4,440     $    4,650,900
--------------------------------------------------------------------------------
                                                                  $    6,498,037
--------------------------------------------------------------------------------
Distribution / Wholesale -- 0.1%
--------------------------------------------------------------------------------
B&G Foods, Inc., Sr. Sub. Notes,
9.625%, 8/1/07(1)                                  $    1,165     $    1,205,775
--------------------------------------------------------------------------------
                                                                  $    1,205,775
--------------------------------------------------------------------------------
Drugs -- 0.7%
--------------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                                   $    4,060     $    4,537,050
Biovail Corp., Sr. Sub. Notes,
7.875%, 4/1/10                                          4,650          4,626,750
--------------------------------------------------------------------------------
                                                                  $    9,163,800
--------------------------------------------------------------------------------
Electronic Components -- 1.1%
--------------------------------------------------------------------------------
Solectron Corp., 0.00%, 5/8/20                     $    2,625     $    1,532,344
Solectron Corp., 0.00%, 11/20/20                        3,975          1,878,187
Solectron Corp., Sr. Notes,
9.625%, 2/15/09                                         7,865          7,982,975
Stoneridge, Inc., Sr. Notes,
11.50%, 5/1/12(1)                                       2,325          2,420,906
--------------------------------------------------------------------------------
                                                                  $   13,814,412
--------------------------------------------------------------------------------
Electronics - Instruments -- 0.5%
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25%, 2/15/12                $    4,650     $    4,917,375
Wesco Distribution, Inc.,
9.125%, 6/1/08                                          1,800          1,782,000
--------------------------------------------------------------------------------
                                                                  $    6,699,375
--------------------------------------------------------------------------------
Energy Services -- 0.8%
--------------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                             $    5,048     $    5,300,400
Luscar Coal, Ltd., Sr. Notes,
9.75%, 10/15/11                                         5,070          5,412,225
--------------------------------------------------------------------------------
                                                                  $   10,712,625
--------------------------------------------------------------------------------
Entertainment -- 1.5%
--------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                                    $    1,470     $    1,617,000
Carmike Cinemas, 10.375%, 2/1/09                        3,348          3,147,120
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                          4,090          4,314,950
Six Flags, Inc., 45.313%, 8/15/09                         139          3,755,970
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                          5,088          5,189,760
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------------
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                      $      510     $      535,500
--------------------------------------------------------------------------------
                                                                  $   18,560,300
--------------------------------------------------------------------------------
Financial Services -- 0.5%
--------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $    6,400     $    6,688,000
--------------------------------------------------------------------------------
                                                                  $    6,688,000
--------------------------------------------------------------------------------
Foods -- 2.9%
--------------------------------------------------------------------------------
American Seafood Group LLC, Sr. Sub.
Notes, 10.125%, 4/15/10(1)                         $    5,450     $    5,613,500
Chiquita Brands International, Inc., Sr.
Notes, 10.56%, 3/15/09                                    909            963,541
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                           2,185          2,266,341
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                          3,495          3,599,850
Michael Foods, 11.75%, 4/1/11                           6,865          7,585,825
New World Pasta Company, 9.25%, 2/15/09                 8,217          8,093,745
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                          8,037          8,790,469
--------------------------------------------------------------------------------
                                                                  $   36,913,271
--------------------------------------------------------------------------------
Gaming -- 9.6%
--------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09           $    2,115     $    2,358,225
Anchor Gaming, 9.875%, 10/15/08                         7,320          8,189,250
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12(1)                                       2,970          3,107,362
Boyd Gaming Corp., Sr. Sub. Notes,
9.25%, 10/1/03                                          1,140          1,185,600
Boyd Gaming Corp., Sr. Sub. Notes,
9.50%, 7/15/07                                          2,962          3,121,207
Circus & Eldor, 10.125%, 3/1/12                         1,015          1,060,675
Hollywood Casino Corp., 10.51%, 5/1/06                  6,925          7,063,500
Hollywood Casino Corp., 11.25%, 5/1/07                    615            685,725
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                          9,100          9,964,500
Majestic Star LLC, 10.875%, 7/1/06                      3,340          3,385,925
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                           2,875          3,184,062
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                            960          1,063,200
MGM Mirage, Inc., 8.50%, 9/15/10                       14,335         15,292,234
MGM Mirage, Inc., 9.75%, 6/1/07                         3,810          4,219,575
Mohegan Tribal Gaming, Sr. Sub. Notes,
8.00%, 4/1/12                                           3,800          3,833,250

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Gaming (continued)
--------------------------------------------------------------------------------
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                             $    1,190     $    1,213,800
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                  1,650          1,753,125
Penn National Gaming, Inc.,
11.125%, 3/1/08                                        11,600         12,644,000
Sun International Hotels,
8.625%, 12/15/07                                        8,440          8,735,400
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                                  1,450          1,508,000
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                   5,805          6,066,225
Venetian Casino/Las Vegas Sands,
12.25%, 11/15/04                                        4,182          4,469,513
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                      13,468         13,956,215
Wheeling Island Gaming,
10.125%, 12/15/09                                       2,118          2,213,310
--------------------------------------------------------------------------------
                                                                  $  120,273,878
--------------------------------------------------------------------------------
Health Services -- 4.4%
--------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                   $    5,070     $    5,437,575
Coventry Health Care, Inc., Sr. Notes,
8.125%, 2/15/12                                         2,080          2,152,800
HCA - The Healthcare Co., 8.75%, 9/1/10                 5,840          6,534,510
Insight Health Services, Sr. Sub. Notes,
9.875%, 11/1/11                                         3,115          3,224,025
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(1)                                     6,065          6,095,325
Magellan Health Services, Sr. Sub.
Notes, 9.00%, 2/15/08                                   2,420          2,069,100
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12                                           2,410          2,530,500
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                          6,260          6,447,800
Vanguard Health Systems, 9.75%, 8/1/11                 10,920         11,547,900
Ventas Reality LP/Capital Corp., Sr.
Notes, 8.75%, 5/1/09(1)                                 2,015          2,060,338
Ventas Reality LP/Capital Corp., Sr.
Notes, 9.00%, 5/1/12(1)                                 7,360          7,562,400
--------------------------------------------------------------------------------
                                                                  $   55,662,273
--------------------------------------------------------------------------------
Household Products -- 0.6%
--------------------------------------------------------------------------------
Aki Inc., Sr. Notes, 10.50%, 7/1/08                $    2,000     $    1,900,000
Interface, Inc., 10.375%, 2/1/10                        2,100          2,265,375
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Household Products (continued)
--------------------------------------------------------------------------------
Johnsondiversey, Inc., Sr. Sub. Notes,
9.625%, 5/15/12(1)                                 $    3,705     $    3,862,463
--------------------------------------------------------------------------------
                                                                  $    8,027,838
--------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.4%
--------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $    4,375     $    4,648,438
--------------------------------------------------------------------------------
                                                                  $    4,648,438
--------------------------------------------------------------------------------
Information Technology Services -- 0.2%
--------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $   12,575     $    1,697,625
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                 810            846,450
--------------------------------------------------------------------------------
                                                                  $    2,544,075
--------------------------------------------------------------------------------
Leasing -- 0.3%
--------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Sub. Notes,
9.125%, 5/1/12(1)                                  $    3,255     $    3,287,550
--------------------------------------------------------------------------------
                                                                  $    3,287,550
--------------------------------------------------------------------------------
Lodging -- 1.0%
--------------------------------------------------------------------------------
Felcor Lodging L.P., 8.50%, 6/1/11                 $    3,833     $    3,938,408
Host Marriott L.P., Sr. Notes,
9.50%, 1/15/07                                          6,320          6,707,100
Meristar Hospitality Corp.,
9.125%, 1/15/11                                         1,860          1,920,450
--------------------------------------------------------------------------------
                                                                  $   12,565,958
--------------------------------------------------------------------------------
Machinery -- 2.1%
--------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                                    $    5,560     $    5,838,000
Flowserve Corp., 12.25%, 8/15/10                        4,415          5,011,025
Joy Global, Inc., 8.75%, 3/15/12                        1,860          1,939,050
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR           2,850          2,746,326
Terex Corp., 9.25%, 7/15/11                             2,935          3,103,763
Terex Corp., 10.375%, 4/1/11                            7,655          8,420,500
--------------------------------------------------------------------------------
                                                                  $   27,058,664
--------------------------------------------------------------------------------
Manufacturing -- 3.5%
--------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11                     $    9,255     $    9,648,338
Dresser, Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                      4,650          4,847,625

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Manufacturing (continued)
--------------------------------------------------------------------------------
Foamex L.P., 9.875%, 6/15/07                       $    1,930     $    1,775,600
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                          3,255          3,450,300
Insilco Corp., 12.00%, 8/15/07(2)                      11,600          1,798,000
Roller Bearing Holdings Co., Sr.
Disc. Notes, 13.00%, (0% until
2002) 6/15/09(1)                                       12,875         11,925,469
Steel Dynamics, Inc., Sr. Notes,
9.50%, 3/15/09                                          4,330          4,589,800
Tekni-Plex, Inc., 12.75%, 6/15/10                       2,775          2,899,875
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                           3,366          3,298,680
--------------------------------------------------------------------------------
                                                                  $   44,233,687
--------------------------------------------------------------------------------
Medical Products -- 0.1%
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Sr. Notes,
10.375%, 2/15/09                                   $    1,630     $    1,744,100
--------------------------------------------------------------------------------
                                                                  $    1,744,100
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.6%
--------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                                    $    4,725     $    4,937,625
Chesapeake Energy Corp.,
8.375%, 11/1/08                                        13,665         13,835,813
Clark USA, Inc., Sr. Notes, Series B,
10.875%, 12/1/05                                        2,030          2,070,600
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                               2,360          2,419,000
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                4,000          2,820,000
Premcor USA, Inc., 11.50%, 10/1/09                      1,150          1,184,500
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                         5,162          3,432,730
SESI, LLC, 8.875%, 5/15/11                             12,403         12,527,030
Universal Compression, Inc., Sr.
Disc. Notes, 9.875%, (0% until
2003), 2/15/08                                          2,530          2,492,050
--------------------------------------------------------------------------------
                                                                  $   45,719,348
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.8%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $   11,704     $    8,953,560
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                          605            608,025
Chesapeake Energy Corp., 8.125%, 4/1/11                   825            829,125
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                          8,480          8,543,600
Comstock Resources, Inc.,
11.25%, 5/1/07                                          8,650          9,060,875
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07                                          5,060          5,300,350
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
--------------------------------------------------------------------------------
Continental Resources, 10.25%, 8/1/08              $    6,660     $    6,027,300
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                            710            724,200
Plains Resources, Inc., Series B,
10.25%, 3/15/06                                           875            907,813
Plains Resources, Inc., Series F,
10.25%, 3/15/06                                         5,025          5,213,438
Swift Energy Co., Sr. Sub. Notes,
9.375%, 5/1/12                                          1,172          1,201,300
Transocean Sedco Forex, 9.50%, 12/15/08                    90            105,433
--------------------------------------------------------------------------------
                                                                  $   47,475,019
--------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $    1,050     $    1,134,000
--------------------------------------------------------------------------------
                                                                  $    1,134,000
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.1%
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                             $    1,200     $    1,032,000
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.50%, 12/15/05                                  3,860          3,531,900
Caraustar Industries, Inc.,
9.875%, 4/1/11                                          3,630          3,865,950
Georgia Pacific Corp., Debs.,
9.625%, 3/15/22                                         1,395          1,354,392
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                         3,800          3,999,500
--------------------------------------------------------------------------------
                                                                  $   13,783,742
--------------------------------------------------------------------------------
Printing and Business Products -- 0.4%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $    2,105     $    1,884,154
Merrill Corp., Series B,
12.00%, 5/1/09(2)                                       5,250          2,651,250
--------------------------------------------------------------------------------
                                                                  $    4,535,404
--------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.2%
--------------------------------------------------------------------------------
Hollinger International Publishing,
9.25%, 2/1/06                                      $      500     $      516,250
Hollinger International Publishing,
9.25%, 3/15/07                                          1,420          1,466,150
Hollinger Participation, Sr. Notes,
12.125%, 11/15/10(1)                                   10,672         10,191,649
Mail-Well I Corp., 9.625%, 3/15/12                      3,470          3,522,050
--------------------------------------------------------------------------------
                                                                  $   15,696,099
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Publishing -- 0.3%
--------------------------------------------------------------------------------
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                   $    3,200     $    3,480,000
--------------------------------------------------------------------------------
                                                                  $    3,480,000
--------------------------------------------------------------------------------
Restaurants -- 2.1%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $   17,595     $   18,628,706
New World Coffee, 14.00%, 6/15/03(1)                    8,130          7,723,500
--------------------------------------------------------------------------------
                                                                  $   26,352,206
--------------------------------------------------------------------------------
Retail - Apparel -- 0.1%
--------------------------------------------------------------------------------
Mothers Work, Inc., Sr. Notes,
12.625%, 8/1/05                                    $    1,670     $    1,706,406
--------------------------------------------------------------------------------
                                                                  $    1,706,406
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $    8,100     $    7,168,500
--------------------------------------------------------------------------------
                                                                  $    7,168,500
--------------------------------------------------------------------------------
Retail - General -- 0.2%
--------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $    1,929     $    1,996,515
--------------------------------------------------------------------------------
                                                                  $    1,996,515
--------------------------------------------------------------------------------
Semiconductors -- 1.4%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $    4,365     $    4,419,563
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                          3,295          3,336,188
Chippac International Ltd.,
12.75%, 8/1/09                                          7,225          7,875,250
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                          2,435          2,684,588
--------------------------------------------------------------------------------
                                                                  $   18,315,589
--------------------------------------------------------------------------------
Services -- 1.9%
--------------------------------------------------------------------------------
Alderwoods Group, 11.00%, 1/2/07                   $   11,400     $   11,499,750
Alderwoods Group, 12.25%, 1/2/09                        3,000          3,063,750
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                              2,525            520,781
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                              7,900          7,860,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Services (continued)
--------------------------------------------------------------------------------
National Equipment Services, Sr. Sub.
Notes, 10.00%, 11/30/04                            $      525     $      483,000
--------------------------------------------------------------------------------
                                                                  $   23,427,781
--------------------------------------------------------------------------------
Telecommunications - Services -- 0.4%
--------------------------------------------------------------------------------
Avaya, Inc., 11.125%, 4/1/09                       $    5,580     $    5,328,900
--------------------------------------------------------------------------------
                                                                  $    5,328,900
--------------------------------------------------------------------------------
Transportation -- 1.0%
--------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $    2,559     $    2,779,714
MTL, Inc., 7.96%, Variable Rate, 6/15/06                1,600            760,000
P & O Princess Cruises, 7.875%, 6/1/27                  1,950          1,675,243
Pacer International, Inc.,
11.75%, 6/1/07                                          4,404          4,293,900
Petroleum Helicopters, Sr. Notes,
9.375%, 5/1/09(1)                                       2,445          2,530,575
Sea Containers, Sr. Notes,
7.875%, 2/15/08                                           390            276,900
--------------------------------------------------------------------------------
                                                                  $   12,316,332
--------------------------------------------------------------------------------
Utility - Electric Power Generation -- 3.0%
--------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $   16,088     $   15,685,800
AES Corp., Sr. Notes, 8.75%, 6/15/08                   10,210          8,576,400
AES Corp., Sr. Notes, 8.875%, 2/15/11                     780            635,700
AES Corp., Sr. Notes, 9.375%, 9/15/10                   2,870          2,396,450
AES Corp., Sr. Notes, 9.50%, 6/1/09                     1,600          1,368,000
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                         10,235          8,766,216
--------------------------------------------------------------------------------
                                                                  $   37,428,566
--------------------------------------------------------------------------------
Waste Management -- 2.6%
--------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                       $   22,645     $   23,380,963
Allied Waste, Series B, 8.875%, 4/1/08                  4,060          4,212,250
Stericycle, Inc., 12.375%, 11/15/09                     4,353          5,071,245
--------------------------------------------------------------------------------
                                                                  $   32,664,458
--------------------------------------------------------------------------------
Wireless Communication Services -- 6.2%
--------------------------------------------------------------------------------
Airgate PCS, Inc., Sr. Sub. Notes,
13.50%, (0% until 2004), 10/1/09                   $    1,730     $    1,141,800
Alamosa Delaware, Inc.,
13.625%, 8/15/11                                        1,340          1,172,500
Alamosa Delaware, Inc., Sr. Notes,
12.50%, 2/1/11                                          2,030          1,740,725
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                         505            244,925

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                           $    4,551     $    4,073,145
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                  10,925         10,105,625
IWO Holdings, Inc., 14.00%, 1/15/11                     8,400          7,182,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002)
4/15/07(2)                                              8,230            493,800
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                 1,540          1,108,800
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                        9,610          6,751,025
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                           1,200            825,000
Nextel International, Sr. Notes,
12.75%, 8/1/10(2)                                       8,450            528,125
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                         6,005          3,858,213
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                         5,200          3,341,000
Ono Finance PLC, 13.00%, 5/1/09                         5,470          2,379,450
Ono Finance PLC, 13.00%, 5/1/09           EUR           3,000          1,272,546
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                         4,567          1,986,645
PTC International Finance II SA,
11.25%, 12/1/09                                         1,875          1,978,125
PTC International Finance II SA,
11.25%, 12/1/09                           EUR           3,375          3,231,826
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                            600            495,000
Spectrasite Holdings, Inc.,
6.75%, 11/15/10                                         2,860          1,026,025
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                 7,915          2,928,550
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                         2,555          1,290,275
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                          730            375,950
TeleCorp PCS, Inc., 10.625%, 7/15/10                    7,685          8,799,325
Triton PCS, Inc., 9.375%, 2/1/11                        1,020            991,950
TSI Telecommunication, Sr. Sub. Notes,
12.75%, 2/1/09                                          6,000          5,850,000
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                    9,315          3,493,125
--------------------------------------------------------------------------------
                                                                  $   78,665,475
--------------------------------------------------------------------------------
Wireline Communication Services -- 1.1%
--------------------------------------------------------------------------------
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09(2)                                 $   11,480     $      516,600
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% to 12/01) 12/15/06                     $    1,750     $      918,750
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08(2)                                     8,825             55,156
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                                    12,600             78,750
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08(2)                 6,240          1,092,000
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003) 3/1/08                   2,010          1,236,150
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09                                            308            223,300
Sprint Capital Corp., 8.375%, 3/15/12                   3,580          3,530,453
Tritel PCS, Inc., 10.375%, 1/15/11                      5,960          6,645,400
--------------------------------------------------------------------------------
                                                                  $   14,296,559
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $1,163,478,499)                               $1,089,512,422
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.4%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
Pegasus Communications Corp.(3)                        21,838     $       45,205
--------------------------------------------------------------------------------
                                                                  $       45,205
--------------------------------------------------------------------------------
Chemicals -- 0.0%
--------------------------------------------------------------------------------
Pioneer Companies, Inc., Common(3)(4)                  75,551     $       37,775
Sterling Chemicals, Inc., Common(3)                     9,600                648
--------------------------------------------------------------------------------
                                                                  $       38,423
--------------------------------------------------------------------------------
Foods -- 0.0%
--------------------------------------------------------------------------------
Chiquita Brands International,
Inc., Common(3)                                        32,187     $      565,526
--------------------------------------------------------------------------------
                                                                  $      565,526
--------------------------------------------------------------------------------
Lodging and Gaming -- 0.2%
--------------------------------------------------------------------------------
Park Place Entertainment
Corp., Common(3)                                      150,000     $    1,845,000
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)(5)                25,351            152,107
--------------------------------------------------------------------------------
                                                                  $    1,997,107
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Key Energy Group, Inc., Common(3)                      27,530     $      334,490
Premcor, Inc., Common(3)                               36,400          1,028,300
--------------------------------------------------------------------------------
                                                                  $    1,362,790
--------------------------------------------------------------------------------
Restaurants -- 0.0%
--------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06(3)(4)(5)                                   8,130     $       40,650
--------------------------------------------------------------------------------
                                                                  $       40,650
--------------------------------------------------------------------------------
Semiconductors -- 0.0%
--------------------------------------------------------------------------------
Asat Finance, Warrants
Exp., 11/1/06(3)(4)                                     6,350     $      125,222
--------------------------------------------------------------------------------
                                                                  $      125,222
--------------------------------------------------------------------------------
Services -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants,
Exp. 7/15/02(3)(4)                                     13,600     $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
Transportation -- 0.0%
--------------------------------------------------------------------------------
VS Holdings, Inc., Common(5)                           88,367     $       11,019
--------------------------------------------------------------------------------
                                                                  $       11,019
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
IWO Holdings, Inc., Warrants,
Exp. 1/15/11(1)(3)(4)                                   8,400     $      588,000
Jazztel PLC, ADR(3)                                    38,264             89,346
Ono Finance PLC, Warrants,
Exp. 3/16/11(3)(4)                                      3,780                945
Ono Finance PLC, Warrants,
Exp. 5/31/09(3)(4)                                     10,870              1,359
Ono Finance PLC, Warrants,
Exp. 5/31/09(3)(4)                                      3,800                428
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(3)(4)                                  11,225            432,163
--------------------------------------------------------------------------------
                                                                  $    1,112,241
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
--------------------------------------------------------------------------------
iPCS Inc., Warrants, Exp. 7/15/10(3)                    8,600     $       87,075
Versatel Telecom BV, Warrants,
Exp. 5/15/08(1)(3)(4)                                  14,000                  0
--------------------------------------------------------------------------------
                                                                  $       87,075
--------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $5,327,803)                                   $    5,385,258
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
--------------------------------------------------------------------------------
Worldcom, Inc.(1)                                      36,250     $      244,688
--------------------------------------------------------------------------------
                                                                  $      244,688
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $906,250)                                     $      244,688
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.7%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Apparel -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                        32     $          968
--------------------------------------------------------------------------------
                                                                  $          968
--------------------------------------------------------------------------------
Broadcasting and Cable -- 1.6%
--------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                 153,768     $   14,415,750
Pegasus Satellite, 12.75% (PIK)                        10,466          5,259,165
--------------------------------------------------------------------------------
                                                                  $   19,674,915
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.5%
--------------------------------------------------------------------------------
Crown Castle International Corp.,
12.75% (PIK)                                           12,024     $    6,342,660
--------------------------------------------------------------------------------
                                                                  $    6,342,660
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.3%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                   2,208     $    1,705,680
Nextel Communications Corp., 13% (PIK)                    191             86,427
Rural Cellular Corp., 12.25% (PIK)                      6,294          2,651,359
--------------------------------------------------------------------------------
                                                                  $    4,443,466
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.3%
--------------------------------------------------------------------------------
Broadwing Communications,
Series B, 12.50%                                        7,022     $    3,528,555
--------------------------------------------------------------------------------
                                                                  $    3,528,555
--------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $54,135,583)                                  $   33,990,564
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMERCIAL PAPER -- 6.4%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
American Express Credit Corp.,
1.77%, 5/2/02                                      $   20,993     $   20,991,968
Corporate Receivables Corp.,
1.86%, 5/1/02                                          25,000         25,000,000
GE Capital Corp., 1.90%, 5/1/02                        34,244         34,244,000
--------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $80,235,968)                               $   80,235,968
--------------------------------------------------------------------------------
Total Investments -- 97.0%
   (identified cost $1,314,433,959)                               $1,220,001,670
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.0%                            $   37,781,742
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,257,783,412
--------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 DEM - Deutsche Mark

 EUR - Euro Dollar
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security
 (3)  Non-income producing security.
 (4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (5)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,314,433,959)      $1,220,001,670
Cash                                              18,996
Receivable for investments sold               15,797,757
Interest and dividends receivable             31,150,850
Prepaid expenses                                   5,455
--------------------------------------------------------
TOTAL ASSETS                              $1,266,974,728
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $    8,847,120
Payable for open forward foreign
   currency contracts                            229,522
Payable to affiliate for Trustees' fees            1,034
Accrued expenses                                 113,640
--------------------------------------------------------
TOTAL LIABILITIES                         $    9,191,316
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,257,783,412
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,352,496,643
Net unrealized depreciation (computed on
   the basis of identified cost)             (94,713,231)
--------------------------------------------------------
TOTAL                                     $1,257,783,412
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
------------------------------------------------------
Interest                                  $ 64,369,625
Dividends                                    2,994,775
Miscellaneous                                  713,558
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 68,077,958
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,671,319
Trustees' fees and expenses                     14,234
Custodian fee                                  184,189
Legal and accounting services                   38,679
Miscellaneous                                    5,595
------------------------------------------------------
TOTAL EXPENSES                            $  3,914,016
------------------------------------------------------

NET INVESTMENT INCOME                     $ 64,163,942
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(88,953,745)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (30,869)
------------------------------------------------------
NET REALIZED LOSS                         $(88,984,614)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 77,205,840
   Foreign currency and forward foreign
      currency exchange contracts              (60,901)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 77,144,939
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(11,839,675)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 52,324,267
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     64,163,942  $    149,425,684
   Net realized loss                           (88,984,614)     (317,398,428)
   Net change in unrealized
      appreciation (depreciation)               77,144,939        39,168,225
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     52,324,267  $   (128,804,519)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    214,255,451  $    609,949,260
   Withdrawals                                (195,546,839)     (458,200,275)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     18,708,612  $    151,748,985
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     71,032,879  $     22,944,466
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $  1,186,750,533  $  1,163,806,067
----------------------------------------------------------------------------
AT END OF PERIOD                          $  1,257,783,412  $  1,186,750,533
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED      YEAR ENDED OCTOBER 31,         YEAR ENDED MARCH 31,
                                  APRIL 30, 2002      --------------------------    --------------------------
                                  (UNAUDITED)(1)         2001          2000(2)         2000           1999
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.64%(3)         0.67%          0.67%(3)       0.64%          0.65%
   Net investment income                  10.42%(3)        11.96%         11.46%(3)      10.54%         10.23%
Portfolio Turnover                           50%              83%            41%           113%           150%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                            4.39%              --             --             --             --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,257,783       $1,186,751     $1,163,806     $1,184,998     $1,039,223
--------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED MARCH 31,
                                ----------------------
                                  1998         1997
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.63%        0.67%
   Net investment income            9.63%       10.02%
Portfolio Turnover                   137%          78%
------------------------------
TOTAL RETURN(4)                       --           --
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)              $960,501     $706,711
------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for the Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.63% to 10.42%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 (2)  For the seven-month period ended October 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective November 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to November 1, 2001, the Portfolio amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $2,026,736 decrease in the cost of securities and a corresponding $2,026,736 decrease in the net unrealized depreciation, based on securities held by the Portfolio on October 31, 2001. The effect of this change for the six months ended April 30, 2002 was a decrease to net investment income of $1,296,123, a decrease to net realized loss of $1,206,857, and a decrease to net unrealized depreciation of $89,266. The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2002, the fee was equivalent to 0.30% of the Portfolio's average daily net assets and amounted to $3,671,319. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $584,415,490 and $573,384,461, respectively, for the six months ended April 30, 2002.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2002 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
       5/08/02   Euro Dollar
                 9,384,847                                  $     8,230,510   $     (229,522)
    ----------------------------------------------------------------------------------------
                                                            $     8,230,510   $     (229,522)
    ----------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,236,290,424
    --------------------------------------------------------
    Gross unrealized appreciation             $   51,408,289
    Gross unrealized depreciation               (147,933,011)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (96,524,722)
    --------------------------------------------------------

   The unrealized depreciation on Foreign currency is $280,942.

7 Restricted Securities
-------------------------------------------
   At April 30, 2002, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE     COST     FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    New World Coffee, Warrants, Exp. 6/15/06                    8,130   $        0   $ 40,650
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests                            25,351            0    152,107
    VS Holdings, Inc., Common                                  88,367    1,111,000     11,019
    ------------------------------------------------------------------------------------------
                                                                        $1,111,000   $203,776
    ------------------------------------------------------------------------------------------

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Portfolio changed its fiscal year-end to October 31.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE HIGH INCOME FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Walter A. Row III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President
Co-Portfolio Manager

Thomas P. Huggins
Vice President
Co-Portfolio Manager

James L O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of High Income Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

     EATON VANCE FUNDS
  EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

       PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:1-800-262-1122

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

446-6/02                                                          HISRC